Shareholders' Equity (Market Value Of Company Common Stock And Settlement Rate) (Details) (USD $)	12 Months Ended
Dec. 31, 2011
Applicable Market Value Of Company Common Stock Less Than Or Equal To 30 Dollars [Member]
Shareholders' Equity [Line Items]
Settlement Rate, per share	1.6666
Applicable Market Value Of Company Common Stock Greater Than 30 Dollars But Less Than 37.50 Dollars [Member]
Shareholders' Equity [Line Items]
Settlement Rate, Market Value	50.00
Applicable Market Value Of Company Common Stock Greater Than Or Equal To 37.50 Dollars [Member]
Shareholders' Equity [Line Items]
Settlement Rate, per share	1.3333
Maximum [Member]
Shareholders' Equity [Line Items]
Settlement Rate, per share	1.6666
Applicable market value of Company common stock, per share	$ 37.50
Minimum [Member]
Shareholders' Equity [Line Items]
Settlement Rate, per share	1.3333
Applicable market value of Company common stock, per share	$ 30.00